Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current
Cash	$ 329,805	$ 510,865	$ 4,072,339
Accounts receivable	78,169	87,801	8,650
Other receivables	35,226	15,310	41,307
Prepaid expenses	1,259,230	1,125,761	257,169
Inventory	176,527	215,566	22,353
Total current assets	1,878,957	1,955,303	4,401,818
Non-current
Property, plant and equipment, net	12,500	12,545	12,817
Operating lease right-of-use assets, net	1,390,042	1,485,023	1,158,776
Intangible assets, net	27,464,727	27,675,020	52,866,192
Prepaid royalties, non-current	302,908	339,091	339,091
Deposits	30,000	30,000	30,000
Goodwill	7,190,656	7,190,656	7,190,656
Total non-current assets	36,390,833	36,732,335	61,597,532
Total assets	38,269,790	38,687,638	65,999,350
Current
Accounts payable and accrued expenses	1,873,019	1,365,443	1,596,147
Note payable	2,123,211	1,132,829	127,798
Due to related parties	$ 89,016		1,132,634
Other Liability, Current, Related and Nonrelated Party Status [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Convertible notes	$ 3,515,600
Operating lease obligations	426,142	423,495	277,142
Total current liabilities	8,026,988	2,921,767	3,133,721
Non-current
Operating lease obligations, net of current portion	963,900	1,061,528	881,634
Convertible notes	792,210	2,751,633	26,065
Note payable, net of current portion			469,252
Derivative liabilities	4,823,725	4,823,725	2,485,346
Contingent liabilities	8,431,000	9,707,000	11,313,000
Total non-current liabilities	15,010,835	18,343,886	15,175,297
Total liabilities	23,037,823	21,265,653	18,309,018
Commitments and contingencies (Note 10)
Stockholders’ equity:
Preferred stock, $0.001 par value, 25,000,000 shares authorized, no shares issued and outstanding as of December 31, 2022 and 2021
Common stock, par value $0.001, 75,000,000 shares authorized, issued and outstanding shares - 40,528,191 at December 31, 2022 and 2021	40,768	40,528	40,528
Additional paid-in capital	103,735,216	103,370,890	95,473,367
Accumulated deficit	(88,544,017)	(85,989,433)	(47,823,563)
Total stockholders’ equity	15,231,967	17,421,985	47,690,332
Total liabilities and stockholders’ equity	$ 38,269,790	$ 38,687,638	$ 65,999,350